Income tax expense - Current taxation (Details) - GBP (£) £ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense
Standard rate of corporation tax	25.00%	19.00%	19.00%
UK
Income tax expense
UK corporation tax				£ (4)